SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
SHARE CAPITAL AND RESERVES
Number of warrants, beginning	10,984,163	6,176,470
Number of warrants granted		4,807,693
Number of warrants exercised	(6,176,470)
Number of warrants, ending	4,807,693	10,984,163
Weighted average exercise price, beginning	$ 0.06	$ 0.06
Weighted average exercise price Granted		0.08
Weighted average exercise price exercised	0.06	0
Weighted average exercise price, ending	$ 0.08	$ 0.06